Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - Licensing Arrangements (Details) - Licensing Agreements [Member] - USD ($)
$ in Millions
	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from licensing arrangement					$ 101	$ 33
Shire [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from licensing arrangement		$ 35	$ 75	$ 110
Licensing arrangement, maximum potential milestones						460
Shire [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from licensing arrangement			$ 75			$ 90
BionTech [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Licensing arrangement, maximum potential milestones	$ 325
BionTech [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payment for licensing arrangement	$ 50
Long-term Investments [Member] | BionTech [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shares purchased		169,670
Value of shares purchased		$ 50